Themes Global Systemically Important Banks ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 81.9% (a)
Agricultural Bank of China Ltd. - Class H	1,323,097	$982,628
Banco Santander SA - ADR	80,092	939,479
Bank of America Corp.	17,343	953,865
Bank of China Ltd. - Class H	1,661,709	952,269
Bank of Communications Co. Ltd. - Class H	1,119,679	927,947
Barclays PLC - ADR	37,448	953,052
BNP Paribas SA - ADR	19,984	947,242
China Construction Bank Corp. - Class H	967,651	956,125
Citigroup, Inc.	8,232	960,592
Credit Agricole SA	45,458	937,559
Deutsche Bank AG	24,306	937,239
HSBC Holdings PLC - ADR	12,195	959,381
Industrial & Commercial Bank of China Ltd. - ADR	59,436	957,811
ING Groep NV - ADR	33,650	942,200
JPMorgan Chase & Co.	2,988	962,793
Mitsubishi UFJ Financial Group, Inc. - ADR	59,901	950,030
Mizuho Financial Group, Inc. - ADR	128,435	940,144
Royal Bank of Canada	5,578	950,993
Societe Generale SA	11,812	953,933
Standard Chartered PLC - ADR	19,462	962,591
Sumitomo Mitsui Financial Group, Inc. - ADR	49,249	951,983
Toronto-Dominion Bank	10,098	951,232
Wells Fargo & Co.	10,221	952,597
		21,883,685

Financial Services - 17.7%
Bank of New York Mellon Corp.	8,183	949,964
Goldman Sachs Group, Inc.	1,058	929,982
Morgan Stanley	5,396	957,952
State Street Corp.	7,364	950,030
UBS Group AG	20,311	940,602
		4,728,530
TOTAL COMMON STOCKS (Cost $23,073,174)		26,612,215

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (c)	9,093	9,093
TOTAL MONEY MARKET FUNDS (Cost $9,093)		9,093

TOTAL INVESTMENTS - 99.6% (Cost $23,082,267)		26,621,308
Other Assets in Excess of Liabilities - 0.4%		106,412
TOTAL NET ASSETS - 100.0%		$26,727,720

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Global Systemically Important Banks ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,612,215	$–	$–	$26,612,215
Money Market Funds	9,093	–	–	9,093
Total Investments	$26,621,308	$–	$–	$26,621,308

Refer to the Schedule of Investments for further disaggregation of investment categories.